Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2045 Fund	Sep. 08, 2023
Fidelity Freedom 2045 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.26%)
Past 5 years	5.14%
Past 10 years	8.15%
Fidelity Freedom 2045 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.39%)
Past 5 years	2.94%
Past 10 years	6.12%
Fidelity Freedom 2045 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.30%)
Past 5 years	3.83%
Past 10 years	6.20%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0390
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Past 10 years	8.65%